Equity Method Investments	12 Months Ended
Dec. 31, 2013
Equity Method Investments
8.	EQUITY METHOD INVESTMENTS

	December 31, 2012	December 31, 2013

Chongqing Changhui Culture Co., Ltd.	1,450	1,577
Wasu Digital Co., Ltd.	362	376
Chunqiu Charm Culture Co., Ltd	—	—
Guangdong Nanfang Media New Broadcast Co., Ltd.	321	314

Total	2,133	2,267

In April 2011, the Group formed an entity named Chongqing Changhui Culture Co., Ltd. (“Chongqing Changhui”) with a third party, Chongqing Travel & Culture Communications Co., Ltd., (“Chongqing Travel”), to explore and promote the travel and tourism advertising market. The Group owned 45% equity interest with a total cash contribution of US$697. The Group shares dividends and undertakes risks and losses with Chongqing Travel in accordance with the Group’s respective shareholding percentages in the Chongqing Changhui under PRC laws. There are five seats on the Board of Chongqing Changhui and the Group takes two of them. According to Chongqing Changhui’s Articles of Association, all actions require the approval of two-thirds of the directors. The Group has significant influence but does not have control over Chongqing Changhui. And accordingly the Group recorded it as an equity method investment. The Group recorded its shares of the earnings of Chongqing Changhui at US$207, US$507 and US$84 for the years ended December 31, 2011, 2012 and 2013.

In May 2011, the Group formed an entity named Wasu Digital Co., Ltd. (“Wasu Digital”) with a third party, Wasu Digital Group, (“Wasu Group”) to enhance its digital media. The Group owned 65% equity interest with a total cash contribution of US$640, in which US$206 was paid in 2013. The Group shares dividends and undertakes risks and losses with Wasu Group in accordance with the Group’s respective percentages in the registered capital contribution of the Wasu Digital under PRC laws. There are five seats on the Board of Wasu Digital and the Group takes three of them. According to Wasu Digital’s Articles of Association, all actions require the approval of two-thirds of the directors. The Group has significant influence but does not have control over Wasu Digital. And accordingly the Group recorded it as an equity method investment. The Group recorded its shares of the (loss) earnings in Wasu Digital at US$(183), US$(98) and US$3 for the years ended December 31, 2011, 2012, 2013.

In July 2011, the Group formed an entity named of Chunqiu Charm Culture Co., Ltd. (“Chunqiu Charm Culture”) with a third party, Beijing Chunqiu International Movie Culture Corporation, (“Chunqiu International”), to explore the film industry. The Group owned 51% equity interest with a total cash contribution of US$79. The Group shares dividends and undertakes risks and losses with Chunqiu International in accordance with the Group’s respective shareholding percentages in the Chunqiu Charm Culture under PRC laws. There are seven seats on the Board of Chunqiu Charm Culture and the Group takes three of them. According to Chunqiu Charm Culture’s Articles of Association, all actions require the approval of a simple majority of the directors. The Company has significant influence but does not have control over Chunqiu Charm Culture. And accordingly the Group recorded it as an equity method investment. Chunqiu Charm Culture has not had any significant operations and was in operation loss during the period from July 2011 to December 31, 2012. The Group recorded its shares of the loss at US$22, US$59 and nil for the years ended December 31, 2011, 2012 and 2013.

On December 25, 2012, the Group formed an entity named of Guangdong Nanfang Media New Broadcast Co., Ltd. (“Nanfang Media”) with a third party, Guangdong Nanfang International Media Advertising Co., Ltd. (“Guangdong Nanfang”), to explore the broadcast industry. The Group owned 40% equity interest with a total cash contribution of US$321. The Group shares dividends and undertakes risks and losses with Guangdong Nanfang in accordance with the Group’s respective percentages in the registered capital contribution of the Nanfang Media under PRC laws. There are five seats on the Board of Nanfang Media and the Group takes two of them. According to Nanfang Media’s Articles of Association, all actions require the approval of two-thirds of the directors. The Group has significant influence but does not have control over Nanfang Media. And accordingly the Group recorded it as an equity method investment. The Group recorded its shares of the loss in Nanfang Media at nil, nil and US$12 for the years ended December 31, 2011, 2012 and 2013.

A summary of financial information for our equity method investees in aggregate is as follows:

	As of and for the year ended December 31,
	2012	2013

Current assets	14,003	7,942
Non-current asset	392	501
Total assets	14,395	8,443
Current liabilities	10,656	3,655
Noncurrent liabilities	—	—
Total liabilities	10,656	3,655
Total equity	3,739	4,788

	As of and for the year ended December 31,
	2011	2012	2013

Revenues	1,472	3,112	2,801
Cost of revenues	114	266	75
Gross profit	1,358	2,846	2,726
Operating income	219	993	249
Net income	137	793	150